Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Activity Related to Restricted Common Stock

A summary of the activity related to the restricted common stock for the nine months ended September 30, 2019 is presented below:

		Weighted Average Grant
	Total	Date Fair Value
Outstanding at January 1, 2019	42,442	$6.34
Granted	430,000	1.00
Forfeited	(11,470)	9.33
Vested	(443,918)	1.23
Outstanding at September 30, 2019	17,054	$5.94

A summary of the activity related to the restricted common stock for the years ended December 31, 2018 and December 31, 2017 is presented below:

		Weighted
		Average Grant
	Total	Date Fair Value
Outstanding at January 1, 2017	-	$-
Granted	204,152	7.78
Forfeited	(1,285)	9.33
Vested	(105,690)	6.32
Outstanding at December 31, 2017	97,177	6.82
Granted	250,000	1.00
Forfeited	(28,449)	9.33
Vested	(276,286)	9.12
Outstanding at December 31, 2018	42,442	$

Schedule of Warrants Activity

A summary of warrants activity during the nine months ended September 30, 2019 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years
Outstanding, December 31, 2018	2,184,548	$3.38	3.3
Issued	2,361,500	1.61	5.0
Exercised	-	-	-
Forfeited	-	-	-
Outstanding, September 30, 2019	4,546,048	$2.46	3.6

Exercisable, September 30, 2019	4,546,048	$2.46	3.6

A summary of warrants activity during the years ended December 31, 2018 and 2017 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	In Years
Outstanding, December 31, 2016	318,116	$8.84	2.2
Issued	208,285	9.33
Exercised	(5,356)	9.33
Outstanding, December 31, 2017	521,045	$9.03	1.9
Issued	1,730,466	1.82
Exercised	-	-
Forfeited	(66,963)	7.00
Outstanding, December 31, 2018	2,184,548	3.38	3.3

Exercisable, December 31, 2018	2,184,548	$3.38	3.3

Schedule of Stock Options Assumptions

In applying the Black-Scholes option pricing model, the Company used the following assumptions:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Risk free interest rate	1.61 - 2.32%	2.67 - 2.96%	1.61 - 2.62%	2.20 - 3.13%
Contractual term (years)	5.00	3.00-5.00	5.00	5.00-3.00
Expected volatility	58.24-88.10%	51.50-53.60%	52.64 – 88.10%	51.50 - 55.37%
Expected dividend	0.00%	0.00%	0.00%	0.00%

In applying the Black-Scholes option pricing model, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	2.27 - 3.05%	1.07 - 1.59%
Expected term (years)	3.00 - 5.00	3.00
Expected volatility	38.57- 55.37%	43.50%
Expected dividends	0.00%	0.00%